RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8—RELATED PARTY TRANSACTIONS:

Distributions to the Tribe totaled $50.0 million for each of the fiscal years ended September 30, 2015, 2014 and 2013.

The Tribe provides certain governmental and administrative services in connection with the operation of Mohegan Sun. The Authority incurred expenses for such services totaling $28.3 million, $27.1 million and $26.8 million for the fiscal years ended September 30, 2015, 2014 and 2013, respectively.

The Authority purchases most of its utilities, including electricity, gas, water and waste water services, from an instrumentality of the Tribe, the Mohegan Tribal Utility Authority. The Authority incurred costs for such utilities totaling $17.4 million, $19.3 million and $17.8 million for the fiscal years ended September 30, 2015, 2014 and 2013, respectively.

The Authority incurred interest expense associated with borrowings from the Mohegan Tribe totaling $2.1 million, $2.3 million and $3.0 million for the fiscal years ended September 30, 2015, 2014 and 2013, respectively.

The Authority leases the land on which Mohegan Sun is located from the Tribe under a long-term lease agreement. The agreement requires the Authority to make a nominal annual rental payment. This lease has an initial term of 25 years and is renewable for an additional 25-year term upon expiration. In February 2015, the Authority entered into a fourth amendment to the land lease pursuant to which it released from the land lease an approximately 1.2-acre site to be used by the Tribe to finance, develop and own, through MTFA, a 400-room hotel and related improvements. In connection with this transaction, effective March 5, 2015, the Authority entered into a sublease agreement with MTFA to sublease the site and the completed hotel and related improvements for the purpose of operating the hotel on a triple net basis for a term of 28 years and 4 months, commencing upon the completion of the project. Rental payments under the sublease agreement will also commence upon the completion of the project. Completion and opening of the project is anticipated to occur in the fall of 2016. The Authority classified the sublease as an operating lease for financial reporting purposes in accordance with authoritative guidance issued by the FASB pertaining to the accounting for leases.

In addition, in July 2008, the Authority entered into a land lease agreement with the Tribe, replacing a prior land lease agreement, relating to property located adjacent to the Tribe’s reservation that is utilized by Mohegan Sun for employee parking. This agreement requires the Authority to make monthly payments equaling $75,000 until maturity on June 30, 2018. The Authority classified this lease as a capital lease for financial reporting purposes due to the existence of a bargain purchase option at the expiration of the lease.

In September 1995, the Tribe adopted the Mohegan Tribal Employment Rights Ordinance, as amended from time to time (the “TERO”), which sets forth hiring and contracting preference requirements for employers and entities conducting business on Tribal lands on or adjacent to the Mohegan Reservation. Pursuant to the TERO, the Authority and other covered employers are required to give hiring, promotion, training, retention and other employment-related preferences to Native Americans who meet the minimum qualifications for the applicable employment position. However, this preference requirement does not apply to key employees as such persons are defined under the TERO.

Similarly, any entity awarding a contract or subcontract valued up to $250,000 to be performed on Tribal lands must give preference, first, to certified Mohegan entities submitting commercially responsible bids, and second, to other certified Native American entities. This contracting preference is conditioned upon the bid by the preferred certified entity being within 5% of the lowest bid by a non-certified entity. Contracts in excess of $250,000 are awarded to the lowest commercially responsible bidder, on a competitive basis, with preference to certified Mohegan entities and then other certified Native American entities in the event of a matching bid. In addition, for contracts valued at any amount, other than those with federal or other special financing, a certified Mohegan entity which submits a bid that is not more than 10% higher than the lowest bid shall be awarded the contract for work to be performed on Tribal lands, if the certified Mohegan entity accepts the bid at the amount proffered by the lowest bidder and meets all other requirements. The TERO establishes procedures and requirements for certifying Mohegan entities and other Native American entities. Certification is based largely on the level of ownership and control exercised by the members of the Tribe or other Native American tribes, as the case may be, over the entity bidding on a contract.

As of September 30, 2015, the Authority employed approximately 115 members of the Tribe.